Bank Borrowings - Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Buildings, net [Member]
Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings [Line Items]
Total pledged asset	$ 1,622,619	$ 1,062,792